UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.*

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

*NOTE: CERTAIN OF THE SECURITIES (THE "SECURITIES") OF THE REPORTING PERSON WERE HELD IN AN ACCOUNT AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). ON SEPTEMBER 15, 2008, LBIE WAS PLACED INTO ADMINISTRATION UNDER UNITED KINGDOM LAW AND FOUR PARTNERS OF PRICEWATERHOUSECOOPERS LLP WERE APPOINTED AS JOINT ADMINISTRATORS (THE "JOINT ADMINISTRATORS"). THE JOINT ADMINISTRATORS HAVE ADVISED THAT CERTAIN OF THE SECURITIES WERE REHYPOTHECATED. THE REPORTING PERSON DETERMINED IN OCTOBER 2009 THAT REHYPOTHECATED SECURITIES WILL NOT BE RECOVERABLE. THE JOINT ADMINISTRATORS HAVE PROPOSED A FRAMEWORK WHICH, IF APPROVED, WOULD ENTITLE CUSTOMERS TO A CLAIM FOR THE REHYPOTHECATED SECURITIES VALUED AS OF THE CLOSE OF THE MARKET ON SEPTEMBER 12, 2008 WHICH WOULD BE SETOFF AGAINST AMOUNTS OWED BY SUCH CUSTOMER TO LBIE. ACCORDINGLY, THE REPORTING PERSON HAS REDUCED HEREIN THE NUMBER OF SECURITIES HELD BY IT TO THE EXTENT SUCH SECURITIES WERE HELD AT LBIE AND WERE REHYPOTHECATED. THE REPORTING PERSON DOES NOT WAIVE HEREBY ANY ARGUMENTS THAT IT IS ENTITLED TO RECOVER SUCH SECURITIES AND EXPRESSLY RESERVES SUCH ARGUMENTS.

Person Signing this Report on Behalf of Reporting Manager:

By:   Harbinger Capital Partners LLC
By:   Harbinger Holdings, LLC, Managing Member

Name:     Philip Falcone
Title:    Managing Member
Phone:    (212) 339-5888

Signature, Place, and Date of Signing

/s/ Philip Falcone              New York, New York           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



    -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $1,481,149
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name

1.          028-13483                   Harbinger Holdings, LLC

2.          028-13482                   Harbinger Capital Partners LLC

----        -------------------         ------------------------------



                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2        COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6        COL 7         COLUMN 8

                             TITLE OF                   VALUE    SHRS OR    SH/ PUT/ INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP     (X$1000) PRN AMT    PRN CALL DISCRETION      MGRS  SOLE        SHARED   NONE

ASHLAND INC NEW              COM              044209104   7,564     175,000 SH       SHARED-DEFINED  1,2      175,000    0      0
AUGUSTA RES CORP             COM NEW          050912203  10,196   4,106,029 SH       SHARED-DEFINED  1,2    4,106,029    0      0
CALPINE CORP                 COM NEW          131347304 481,342  41,783,136 SH       SHARED-DEFINED  1,2   41,783,136    0      0
CLIFFS NATURAL RESOURCES INC COM              18683K101  14,562     450,000 SH       SHARED-DEFINED  1,2      450,000    0      0
COMPLETE PRODUCTION SERVICES COM              20453E109  57,120   5,054,823 SH       SHARED-DEFINED  1,2    5,054,823    0      0
CONSTELLATION ENERGY GROUP I COM              210371100  14,567     450,000 SH       SHARED-DEFINED  1,2      450,000    0      0
FREEPORT-MCMORAN COPPER & GO COM              35671D857  94,339   1,375,000 SH       SHARED-DEFINED  1,2    1,375,000    0      0
GENTEK INC                   COM NEW          37245X203  16,437     432,100 SH       SHARED-DEFINED  1,2      432,100    0      0
HARRY WINSTON DIAMOND CORP   COM              41587B100   3,608     431,100 SH       SHARED-DEFINED  1,2      431,100    0      0
INTERNATIONAL COAL GRP INC N COM              45928H106     705     175,000 SH       SHARED-DEFINED  1,2      175,000    0      0
INTERPUBLIC GROUP COS INC    COM              460690100 163,898  21,795,000 SH       SHARED-DEFINED  1,2   21,795,000    0      0
ISTAR FINL INC               FRNT 10/0        45031UBF7   5,000  10,000,000 PRN      SHARED-DEFINED  1,2   10,000,000    0      0
MCDERMOTT INTL INC           COM              580037109 136,982   5,420,721 SH       SHARED-DEFINED  1,2    5,420,721    0      0
MEDIA GEN INC                CL A             584404107   7,655     895,371 SH       SHARED-DEFINED  1,2      895,371    0      0
MERCER INTL INC              COM              588056101   6,763   1,995,100 SH       SHARED-DEFINED  1,2    1,995,100    0      0
MIRANT CORP NEW              COM              60467R100   9,785     595,573 SH       SHARED-DEFINED  1,2      595,573    0      0
NEW YORK TIMES CO            CL A             650111107 191,132  23,538,434 SH       SHARED-DEFINED  1,2   23,538,434    0      0
OWENS CORNING NEW            *W EXP 10/30/201 690742127     822     475,000 SH       SHARED-DEFINED  1,2      475,000    0      0
REDDY ICE HLDGS INC          COM              75734R105  11,968   2,200,000 SH       SHARED-DEFINED  1,2    2,200,000    0      0
SOLUTIA INC                  COM NEW          834376501  63,154   5,453,679 SH       SHARED-DEFINED  1,2    5,453,679    0      0
TERRESTAR CORP               COM              881451108  72,447  31,636,394 SH       SHARED-DEFINED  1,2   31,636,394    0      0
PROSHARES TR                 PSHS ULTSHT FINL 74347R628  15,656     625,000 SH       SHARED-DEFINED  1,2      625,000    0      0
USEC INC                     NOTE 3.000%10/0  90333EAC2   7,306  10,550,000 PRN      SHARED-DEFINED  1,2   10,550,000    0      0
WALTER ENERGY INC            COM              93317Q105  65,057   1,083,200 SH       SHARED-DEFINED  1,2    1,083,200    0      0
ZAPATA CORP                  COM PAR $        989070602  23,084   3,316,687 SH       SHARED-DEFINED  1,2    3,316,687    0      0


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